NET INCOME PER SHARE (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
NET INCOME PER SHARE
Schedule of earnings per share, basic and diluted

	Six months ended June 30,
	2021	2022

	(HK$ in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders of the Company	1,696,190	1,213,525
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,173,661,489	1,158,972,163
Net income per share attributable to ordinary shareholders of the Company - basic	1.45	1.05
Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary Shareholders of the Company	1,696,190	1,213,525
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,173,661,489	1,158,972,163
Dilutive effect of share options and restricted share units	20,919,384	10,600,352
Weighted average number of ordinary shares outstanding - diluted	1,194,580,873	1,169,572,515
Net income per share attributable to ordinary shareholders of the Company - diluted	1.42	1.04

	Nine months ended September 30,
	2021	2022

	(HK$ in thousands, except for share and per share data)
Basic net income per share calculation:
Numerator:
Net income attributable to ordinary shareholders of the Company	2,311,401	1,968,168
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,192,527,761	1,147,484,439
Net income per share attributable to ordinary shareholders of the Company – basic	1.94	1.72

Diluted net income per share calculation:
Numerator:
Net income attributable to ordinary Shareholders of the Company	2,311,401	1,968,168
Denominator:
Weighted average number of ordinary shares outstanding - basic	1,192,527,761	1,147,484,439
Dilutive effect of share options and restricted share units	19,664,213	10,917,137
Weighted average number of ordinary shares outstanding - diluted	1,212,191,974	1,158,401,576
Net income per share attributable to ordinary shareholders of the Company - diluted	1.91	1.70